UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22242
Van Kampen Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York    10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Global Bond Fund
Portfolio of Investments ▪ January 31, 2009 (Unaudited)

Par
Amount (1)	Description	Coupon	Maturity	Value

	Government Obligations 83.4%
	Australia 1.0%
260	Australia Government Bond	6.250%	04/15/15	$189,941

	Brazil 2.6%
1,240	Brazil Notas do Tesouro Nacional	10.000	01/01/14	487,060

	Canada 1.2%
265	Canadian Government Bond	4.000	06/01/17	234,603

	Columbia 0.4%
150,000	Colombia Government International Bond	12.000	10/22/15	72,359

	Denmark 0.4%
450	Denmark Government Bond	4.000	11/15/17	78,949

	France 16.4%
480	France Government Bond O.A.T.	3.750	04/25/17	621,766
650	France Government Bond O.A.T.	4.000	10/25/13	875,483
750	France Government Bond O.A.T.	5.500	04/25/29	1,112,312
400	French Treasury Note BTAN	2.500	07/12/10	518,511

				3,128,072

	Germany 4.3%
625	Bundesrepublik Deutschland	3.250	07/04/15	817,066

	Hungary 2.0%
76,710	Hungary Government Bond	7.250	06/12/12	301,491
20,680	Hungary Government Bond	6.750	02/24/17	74,683

				376,174

	Japan 13.1%
25,000	Japan Government 10-Year Bond	1.200	06/20/11	283,095
15,000	Japan Government 10-Year Bond	1.300	12/20/13	171,574
60,000	Japan Government 10-Year Bond	1.500	09/20/14	693,819
60,000	Japan Government 10-Year Bond	1.700	09/20/17	701,842
25,000	Japan Government 20-Year Bond	2.100	12/20/28	288,473
35,000	Japan Government 30-Year Bond	1.700	06/20/33	366,876

				2,505,679

	Malaysia 3.3%
2,178	Malaysia Government Bond	3.833	09/28/11	622,389

	Mexico 3.6%
3,800	Mexican Bonos	7.750	12/14/17	265,785
5,050	Mexican Bonos	10.000	12/05/24	417,605

				683,390

	Netherlands 3.4%
250	Netherlands Government Bond	4.000	01/15/11	333,412
225	Netherlands Government Bond	5.000	07/15/11	308,479

				641,891

	Peru 0.5%
270	Peru Bono Soberano	12.250	08/10/11	96,119

	Poland 1.6%
660	Poland Government Bond	4.250	05/24/11	186,902
400	Poland Government Bond	6.250	10/24/15	120,130

				307,032

	South Africa 2.9%

Par
Amount (1)	Description	Coupon	Maturity	Value

5,200	South Africa Government Bond	13.000%	08/31/10	$555,431

	Sweden 0.3%
500	Sweden Government Bond	4.500	08/12/15	66,105

	Turkey 2.5%
953	Turkey Government Bond	*	06/23/10	476,549

	United Kingdom 4.2%
95	United Kingdom Treasury Gilt	4.250	03/07/11	145,503
270	United Kingdom Treasury Gilt	4.250	06/07/32	373,863
70	United Kingdom Treasury Gilt	5.000	03/07/12	109,851
115	United Kingdom Treasury Gilt	5.000	03/07/18	183,201

				812,418

	United States 19.7%
350	United States Treasury Bond	4.500	02/15/36	396,922
500	United States Treasury Note	2.000	11/30/13	505,158
1,060	United States Treasury Note	4.250	01/15/11	1,132,255
290	United States Treasury Note	4.250	08/15/14	326,884
650	United States Treasury Note	4.375	08/15/12	717,540
600	United States Treasury Note	4.500	05/15/17	675,563

				3,754,322

Total Long-Term Investments 83.4%
(Cost $16,789,031)				15,905,549

Short-Term Investments 21.0%
Eurodollar Time Deposit 21.0%
State Street Bank & Trust Co. ($4,000,000 par, 0.01% coupon, dated 1/31/09, to be sold on 2/02/09 at $4,000,222) (Cost $4,000,000)				4,000,000

Total Investments 104.4%
(Cost $20,789,031)				19,905,549

Foreign Currency 0.0%
(Cost $1,406)				1,389

Liabilities in Excess of Other Assets (4.4%)				(846,874)

Net Assets 100.0%				$19,060,064

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond.

(1)	Par amounts are stated in local currencies.

Forward Foreign Currency Contracts Outstanding as of January 31, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Australian Dollar
87,000 expiring 02/13/09	US $	$55,237	$(7,313)

Brazilian Real
1,641,500 expiring 02/03/09	US $	707,543	7,543

Euro
50,000 expiring 03/02/09	US $	63,993	(1,736)
55,000 expiring 03/02/09	US $	70,393	(2,561)

			(4,297)

Indonesian Rupiah
7,805,000,000 expiring 02/06/09	US $	685,298	(14,702)

Japanese Yen
475,000,000 expiring 02/23/09	US $	5,289,360	183,754
6,500,000 expiring 02/23/09	US $	72,381	(530)
15,000,000 expiring 02/23/09	US $	167,032	1,120

			184,344

Norwegian Krone
500,000 expiring 03/04/09	EUR	72,083	(192)

Swedish Krona
600,000 expiring 03/04/09	EUR	71,679	(1,585)

Pound Sterling
50,000 expiring 02/18/09	EUR	72,443	(1,642)
60,000 expiring 02/18/09	EUR	86,931	(2,802)
95,000 expiring 02/18/09	US $	137,641	(1,061)

			(5,505)

Total Long Contracts			$158,293

Short Contracts:
Australian Dollar
300,000 expiring 02/13/09	US $	$190,472	$20,648
40,000 expiring 02/13/09	US $	25,396	907

			21,555

Brazilian Real
1,641,500 expiring 02/03/09	US $	707,543	(3,188)

Canadian Dollar
90,000 expiring 02/13/09	US $	73,386	(481)

Euro
55,270 expiring 02/18/09	GBP	70,752	3,333
66,607 expiring 02/18/09	GBP	85,265	4,468
56,316 expiring 03/04/09	NOK	72,075	199

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
56,776 expiring 03/04/09	SEK	$72,664	$601
210,000 expiring 03/02/09	US $	268,773	1,382
22,000 expiring 03/02/09	US $	28,157	414

			10,397

Japanese Yen
5,000,000 expiring 02/23/09	US $	55,677	(1,810)
60,000,000 expiring 02/23/09	US $	668,130	(5,353)
40,000,000 expiring 02/23/09	US $	445,420	(3,235)
126,000,000 expiring 02/23/09	US $	1,403,072	15,112

			4,714

Pound Sterling
300,000 expiring 02/18/09	US $	434,657	5,580

Swedish Krona
1,095,000 expiring 03/04/09	US $	130,815	5,325

Total Short Contracts			$43,902

Total Forward Foreign Currency Contracts			$202,195

Futures contracts outstanding as of January 31, 2009:

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts:
Japanese Government Bond Futures, March 2009 (Current Notional Value of $1,546,710 per contract)	1	$(790)

Short Contracts:
German Euro BOBL Futures, March 2009 (Current Notional Value of $148,135 per contract)	1	$(521)
U.S. Treasury Bond 30-Year Futures, March 2009 (Current Notional Value of $126,703 per contract)	1	2,857

Total Short Contracts	2	2,336

Total Futures Contracts	3	$1,546

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective December 31, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$-0-	$1,546
Level 2 - Other Significant Observable Inputs	19,905,549	202,195
Level 3 - Significant Unobservable Inputs	-0-	-0-

Total	$19,905,549	$203,741

*   Other financial instruments include futures and forwards.
Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 37.1%
Austria 0.1%
Erste Group Bank AG	148	$2,231
Oesterreichishe Elektrizitaetswirtschafts AG, Class A	62	2,374
OMV AG	102	2,914
Telekom Austria AG	288	4,049

		11,568

Belgium 0.2%
Anheuser-Busch InBev NV	377	9,590
Belgacom SA	140	4,896
Colruyt SA	13	2,884
Delhaize Group	80	5,163
Fortis AG	1,863	3,534
Groupe Bruxelles Lambert SA	63	4,635
KBC Groep NV	123	2,247
Solvay SA	29	2,050
UCB SA	80	2,492

		37,491

Bermuda 0.3%
Accenture Ltd., Class A	400	12,624
Axis Capital Holdings Ltd.	100	2,426
Bunge Ltd.	100	4,294
Cooper Industries Ltd.	100	2,691
Covidien Ltd.	300	11,502
Ingersoll-Rand Co. Ltd., Class A	200	3,242
Invesco Ltd.	226	2,665
Tyco Electronics Ltd.	300	4,248
Tyco International Ltd.	300	6,306
Weatherford International Ltd. (a)	300	3,309
Willis Group Holdings Ltd.	100	2,476

		55,783

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Canada 0.0%
Ultra Petroleum Corp. (a)	100	$3,583

Cayman Islands 0.0%
Noble Corp.	100	2,715

Denmark 0.2%
A P Moller — Maersk A/S, Class B	1	4,797
Danske Bank A/S	358	3,589
Novo Nordisk A/S, Class B	365	19,477
Vestas Wind Systems A/S (a)	146	7,059

		34,922

Finland 0.3%
Fortum Oyj	354	6,911
Kone Oyj, Class B	123	2,583
Nokia Oyj	3,197	39,236
Sampo Oyj, Class A	341	5,490
Stora Enso Oyj, Class R	303	1,850
UPM-Kymmene Oyj	267	2,525

		58,595

France 2.5%
Accor SA	152	6,015
Air Liquide SA	125	9,110
Alcatel-Lucent SA (a)	1,859	3,696
Alstom SA	200	9,705
AXA SA	1,252	19,505
BNP Paribas	545	20,881
Bouygues SA	200	6,834
Cap Gemini SA	114	3,946
Carrefour SA	510	17,486
Casino Guichard-Perrachon SA	34	2,234
Christian Dior SA	43	2,145
CNP Assurances	30	2,000

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Compagnie de Saint-Gobain	229	$7,766
Compagnie Generale des Etablissements Michelin, Class B	113	4,432
Credit Agricole SA	723	8,798
Dassault Systemes SA	52	1,968
Electricite de France	164	8,029
Essilor International SA	162	6,196
France Telecom SA	1,243	28,063
GDF Suez	868	33,313
Groupe DANONE	355	18,260
Hermes International	55	5,547
Lafarge SA	64	2,956
Lagardere SCA	99	3,776
L’Oreal SA	199	13,242
LVMH Moet Hennessy Louis Vuitton SA	198	10,825
Neopost SA	25	2,015
Pernod-Ricard SA	136	8,554
PPR	61	3,087
Publicis Groupe	101	2,376
Renault SA	147	2,842
Sanofi-Aventis SA	730	41,114
Schneider Electric SA	174	11,067
SCOR SE	137	2,784
Societe Generale	377	15,896
Sodexo	76	3,857
Suez Environnement SA	220	3,516
Thales SA	73	3,248
Total SA	1,165	58,275
Unibail-Rodmaco (REIT)	66	8,888
Vallourec SA	41	4,033
Veolia Environnement	302	6,809
Vinci SA	343	11,750

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Vivendi	947	$24,449

		471,288

Germany 2.1%
Adidas AG	159	5,503
Allianz SE	363	30,551
BASF SE	465	13,461
Bayer AG	608	32,452
Bayerische Motoren Werke AG	265	6,286
Beiersdorf AG	70	3,429
Commerzbank AG	531	2,421
Daimler AG	675	18,927
Deutsche Bank AG	416	10,959
Deutsche Boerse AG	159	7,995
Deutsche Lufthansa AG	182	2,206
Deutsche Post AG	673	8,444
Deutsche Telekom AG	1,930	23,328
E.ON AG	1,474	47,423
Fresenius Medical Care AG & Co. KGaA	153	6,866
Henkel AG & Co. KGaA	106	2,478
K&S AG	70	3,309
Linde AG	67	4,467
MAN AG	80	3,504
Merck KGaA	51	4,332
Metro AG	90	3,278
Muenchener Rueckversicherungs-Gesellschaft AG	167	22,207
RWE AG	353	27,431
SAP AG	707	25,107
Siemens AG	685	38,402
ThyssenKrupp AG	176	3,575
TUI AG	200	1,680

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
Volkswagen AG	96	$30,618

		390,639

Greece 0.1%
Alpha Bank AE	300	2,504
Hellenic Telecommunications Organization SA	220	3,316
National Bank of Greece SA	389	6,455
OPAP SA	180	5,227
Piraeus Bank SA	250	1,650

		19,152

Ireland 0.1%
CRH PLC	268	6,208
Elan Corp. (a)	391	2,815
Kerry Group PLC	112	2,071

		11,094

Italy 0.9%
Alleanza Assicurazioni S.p.A	344	2,334
Assicurazioni Generali S.p.A	862	17,942
Atlantia S.p.A	209	3,058
Banca Monte dei Paschi di Siena S.p.A	2,034	2,917
Banco Popolare SC	513	2,926
Enel S.p.A	3,545	19,871
ENI S.p.A	1,419	30,107
Fiat S.p.A	572	2,795
Finmeccanica S.p.A	300	4,700
Intesa Sanpaolo S.p.A	6,195	19,520
Luxottica Group S.p.A	112	1,579
Mediaset S.p.A	632	3,078
Mediobanca S.p.A	398	3,609
Parmalat S.p.A	1,400	2,260
Saipem S.p.A	167	2,549
Snam Rete Gas S.p.A	626	3,266

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Italy (continued)
Telecom Italia S.p.A	13,026	$14,718
Terna Rete Elettrica Nationale S.p.A	973	2,956
UniCredit S.p.A	8,996	15,827
Unione di Banche Italiane ScpA	496	6,175

		162,187

Jersey 0.1%
Experian PLC	800	5,019
Shire PLC	400	5,849
WPP PLC	898	5,069

		15,937

Luxembourg 0.1%
ArcelorMittal	432	9,702
Millicom International Cellular SA	50	1,918
SES SA	233	4,281
Tenaris SA	298	2,947

		18,848

Netherlands 0.7%
Aegon NV	1,168	6,160
Akzo Nobel NV	116	4,153
ASML Holding NV	355	5,899
European Aeronautic Defence and Space Co. NV	257	4,495
Heineken Holding NV	87	2,329
Heineken NV	198	5,831
ING Groep NV	1,626	12,986
Koninklijke Ahold NV	967	11,629
Koninklijke DSM NV	100	2,402
Koninklijke KPN NV	1,467	19,594
Koninklijke Philips Electronics NV	806	14,618
Reed Elsevier NV	495	5,488
STMicroelectronics NV	561	2,917

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Netherlands (continued)
TNT NV	305	$5,316
Unilever NV	1,102	24,318
Wolters Kluwer NV	218	3,926

		132,061

Netherlands Antilles 0.1%
Schlumberger Ltd.	600	24,486

Norway 0.1%
DNB NOR ASA	582	1,961
Orkla ASA	600	3,972
StatoilHydro ASA	793	13,676
Telenor ASA	673	4,394
Yara International ASA	100	2,245

		26,248

Panama 0.0%
Carnival Corp.	300	5,457

Portugal 0.1%
Banco Comercial Portugues SA, Class R	1,915	1,958
Energias de Portugal SA	1,482	5,261
Portugal Telecom SGPS SA	487	3,920

		11,139

Spain 1.0%
Abertis Infraestructuras SA	221	3,586
Acciona SA	23	2,598
ACS Actividades de Construccion y Servicios SA	150	6,038
Banco Bilbao Vizcaya Argentaria SA	2,355	22,043
Banco de Sabadell SA	763	3,826
Banco Popular Espanol SA	649	4,460
Banco Santander SA	5,297	42,743
Criteria Caixacorp SA	689	2,402
Enagas	142	2,467

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Spain (continued)
Gamesa Corp. Tecnologica SA	147	$2,472
Gas Natural SDG SA	89	2,143
Iberdrola Renovables SA (a)	676	2,745
Iberdrola SA	2,802	21,745
Industria de Diseno Textil SA	179	6,834
Red Electrica Corp. SA	87	3,580
Repsol YPF SA	462	8,287
Telefonica SA	2,880	51,232
Union Fenosa SA	297	6,696

		195,897

Sweden 0.5%
Alfa Laval AB	289	2,026
Assa Abloy AB, Class B	254	2,547
Atlas Copco AB, Class A	500	3,366
Atlas Copco AB, Class B	300	1,787
Getinge AB, Class B	200	2,666
Hennes & Mauritz AB, Class B	418	16,136
Investor AB, Class B	364	4,221
Nordea Bank AB	1,695	8,949
Sandvik AB	800	4,105
Scania AB, Class B	300	2,414
Securitas AB, Class B	251	2,020
Skandinaviska Enskilda Banken AB, Class A	363	1,546
Skanska AB, Class B	305	2,610
SKF AB, Class B	400	3,350
Svenska Cellulosa AB, Class B	300	2,340
Svenska Handelsbanken AB, Class A	370	4,036
Swedish Match AB	203	2,743
Tele2 AB, Class B	249	2,011
Telefonaktiebolaget LM Ericsson, Class B	2,411	19,255
TeliaSonera AB	1,820	7,992

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Sweden (continued)
Volvo AB, Class B	900	$3,596

		99,716

Switzerland 2.1%
ABB Ltd. (a)	1,724	22,411
ACE Ltd.	200	8,732
Actelion Ltd. (a)	78	4,244
Adecco SA	99	3,326
Aryzta AG (a)	65	1,632
Baloise Holding AG	40	2,485
Compagnie Financiere Richemont SA	417	6,095
Credit Suisse Group AG	848	21,724
Foster Wheeler Ltd. (a)	100	1,997
Geberit AG	31	2,998
Givaudan SA	3	2,034
Holcim Ltd.	100	4,037
Julius Baer Holding AG	166	4,932
Kuehne & Nagel International AG	43	2,374
Logitech International SA (a)	138	1,338
Lonza Group AG	38	3,467
Nestle SA	2,551	88,199
Novartis AG	1,659	68,645
Roche Holding AG	485	68,194
SGS SA	4	4,238
Sonova Holding AG	39	1,894
Swatch Group AG	25	2,792
Swiss Reinsurance	267	7,094
Swisscom AG	20	6,296
Syngenta AG	48	9,289
Transocean Ltd. (a)	100	5,462
UBS AG (a)	2,265	28,482
Zurich Financial Services AG	115	20,766

		405,177

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom 4.7%
Admiral Group PLC	152	$1,976
Anglo American PLC	632	11,450
Associated British Foods PLC	286	2,751
AstraZeneca PLC	975	37,785
Barclays PLC	6,504	9,669
BG Group PLC	2,061	28,449
BHP Billiton PLC	1,068	18,199
BP PLC	10,014	71,183
British American Tobacco PLC	1,257	34,560
British Land Co., PLC (REIT)	418	2,736
British Sky Broadcasting Group PLC	919	6,601
BT Group PLC	6,219	9,483
Bunzl PLC	300	2,468
Cable & Wireless PLC	1,973	4,477
Cadbury PLC	1,087	8,780
Cairn Energy PLC (a)	79	2,088
Capita Group PLC	501	5,073
Carnival PLC	132	2,432
Centrica PLC	4,025	15,023
Cobham PLC	901	2,797
Compass Group PLC (a)	1,486	7,352
Diageo PLC	2,019	27,656
Drax Group PLC	262	2,109
Firstgroup PLC	388	1,527
Friends Provident PLC	1,817	2,166
G4S PLC	1,027	2,859
GlaxoSmithKline PLC	3,653	64,627
Home Retail Group PLC	700	2,090
HSBC Holdings PLC	7,848	61,242
Imperial Tobacco Group PLC	823	22,542
International Power PLC	1,197	4,705

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
J Sainsbury PLC	833	$4,011
Kingfisher PLC	1,901	3,821
Land Securities Group PLC (REIT)	379	3,778
Legal & General Group PLC	4,700	4,181
Lloyds TSB Group PLC	7,385	9,725
Man Group PLC	1,377	4,101
Marks & Spencer Group PLC	1,306	4,376
National Grid PLC	2,002	18,766
Next PLC	159	2,705
Old Mutual PLC	3,776	2,858
Pearson PLC	663	6,401
Prudential PLC	1,973	9,505
Reckitt Benckiser PLC	486	18,806
Reed Elsevier PLC	881	6,595
Rolls-Royce Group PLC (a)	1,458	7,028
Royal Bank of Scotland Group PLC	13,219	4,167
Royal Dutch Shell PLC, Class A	1,882	47,284
Royal Dutch Shell PLC, Class B	1,448	34,691
RSA Insurance Group PLC	2,623	4,995
SABMiller PLC	730	11,946
Sage Group PLC	1,049	2,756
Scottish & Southern Energy PLC	707	12,216
Serco Group PLC	395	2,517
Severn Trent PLC	185	2,920
Smith & Nephew PLC	699	5,079
Smiths Group PLC	309	3,841
Standard Chartered PLC	1,477	18,699
Standard Life PLC	1,817	5,769
Tate & Lyle PLC	370	1,780
Tesco PLC	6,284	32,546
Thomson Reuters PLC	143	2,899

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Tullow Oil PLC	400	$3,998
Unilever PLC	1,026	22,600
United Utilities Group PLC	563	4,407
Vodafone Group PLC	35,307	65,801
William Morrison Supermarkets PLC	1,928	7,547
Wolseley PLC	528	1,317
Xstrata PLC	312	2,563

		885,850

United States 20.7%
3M Co.	400	21,516
Abbott Laboratories	800	44,352
Activision Blizzard, Inc. (a)	300	2,628
Adobe Systems, Inc. (a)	300	5,793
Advance Auto Parts, Inc.	100	3,273
AES Corp. (a)	400	3,164
Aetna, Inc.	300	9,300
Affiliated Computer Services, Inc., Class A (a)	100	4,586
Aflac, Inc.	300	6,963
AGCO Corp. (a)	100	2,128
Agilent Technologies, Inc. (a)	200	3,616
Air Products & Chemicals, Inc.	100	5,030
Alcoa, Inc.	500	3,895
Allegheny Energy, Inc.	100	3,324
Allergan, Inc.	200	7,624
Alliant Energy Corp.	100	2,883
Allstate Corp.	300	6,501
Altera Corp.	200	3,076
Altria Group, Inc.	1,200	19,848
Amazon.com, Inc. (a)	200	11,764
AMB Property Corp. (REIT)	100	1,612
Ameren Corp.	100	3,325

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
American Electric Power Co., Inc.	200	$6,270
American Express Co.	600	10,038
American International Group, Inc.	1,400	1,792
American Tower Corp., Class A (a)	200	6,068
Ameriprise Financial, Inc.	100	2,015
AmerisourceBergen Corp.	100	3,632
AMETEK, Inc.	100	3,196
Amgen, Inc. (a)	600	32,910
Amphenol Corp., Class A	100	2,615
Anadarko Petroleum Corp.	200	7,348
Analog Devices, Inc.	200	3,996
Annaly Capital Management, Inc. (REIT)	300	4,542
AON Corp.	100	3,705
Apache Corp.	200	15,000
Apollo Group, Inc., Class A (a)	100	8,146
Apple, Inc. (a)	500	45,065
Applied Materials, Inc.	800	7,496
Aqua America, Inc.	100	2,074
Archer-Daniels-Midland Co.	300	8,214
Assurant, Inc.	100	2,640
AT&T, Inc.	3,400	83,708
Automatic Data Processing, Inc.	300	10,899
Avery Dennison Corp.	100	2,423
Avon Products, Inc.	200	4,090
Baker Hughes, Inc.	100	3,332
Ball Corp.	100	3,834
Bank of America Corp.	4,373	28,775
Bank of New York Mellon Corp.	700	18,018
Baxter International, Inc.	300	17,595
BB&T Corp.	300	5,937
Becton Dickinson & Co.	100	7,267

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Bed Bath & Beyond, Inc. (a)	200	$4,646
Berkshire Hathaway, Inc., Class B (a)	10	29,890
Best Buy Co., Inc.	200	5,604
Biogen Idec, Inc. (a)	200	9,730
BMC Software, Inc. (a)	100	2,533
Boeing Co.	400	16,924
BorgWarner, Inc.	100	1,688
Boston Properties, Inc. (REIT)	100	4,330
Boston Scientific Corp. (a)	800	7,096
Bristol-Myers Squibb Co.	1,200	25,692
Broadcom Corp., Class A (a)	300	4,755
Burlington Northern Santa Fe Corp.	200	13,250
CA, Inc.	200	3,598
Campbell Soup Co.	100	3,037
Capital One Financial Corp.	200	3,168
Cardinal Health, Inc.	200	7,530
Caterpillar, Inc.	400	12,340
CBS Corp., Class B	300	1,716
Celgene Corp. (a)	300	15,885
Centerpoint Energy, Inc.	200	2,676
CenturyTel, Inc.	100	2,714
CH Robinson Worldwide, Inc.	100	4,598
Charles Schwab Corp.	600	8,154
Chesapeake Energy Corp.	300	4,743
Chevron Corp.	900	63,468
Chubb Corp.	200	8,516
CIGNA Corp.	200	3,472
Cincinnati Financial Corp.	100	2,193
Cintas Corp.	100	2,275
Cisco Systems, Inc. (a)	2,800	41,916
Citigroup, Inc.	3,200	11,360

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Citrix Systems, Inc. (a)	100	$2,104
Cliffs Natural Resources, Inc.	100	2,317
Clorox Co.	100	5,015
Coach, Inc. (a)	200	2,920
Coca-Cola Co.	1,200	51,264
Coca-Cola Enterprises, Inc.	200	2,246
Cognizant Technology Solutions Corp., Class A (a)	200	3,746
Colgate-Palmolive Co.	300	19,512
Comcast Corp., Class A	1,100	16,115
Comcast Corp., Special Class A	500	6,940
Computer Sciences Corp. (a)	100	3,684
ConAgra Foods, Inc.	300	5,130
ConocoPhillips	700	33,271
Consol Energy, Inc.	100	2,726
Consolidated Edison, Inc.	200	8,150
Constellation Energy Group, Inc.	100	2,630
Corning, Inc.	900	9,099
Costco Wholesale Corp.	300	13,509
CR Bard, Inc.	100	8,557
Crown Castle International Corp. (a)	200	3,904
CSX Corp.	200	5,792
Cummins, Inc.	100	2,398
CVS Caremark Corp.	800	21,504
Danaher Corp.	100	5,593
Darden Restaurants, Inc.	100	2,622
DaVita, Inc. (a)	100	4,700
Deere & Co.	300	10,422
Dell, Inc. (a)	1,100	10,450
DENTSPLY International, Inc.	100	2,691
Devon Energy Corp.	200	12,320
DIRECTV Group, Inc. (a)	400	8,760

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Dollar Tree, Inc. (a)	100	$4,271
Dominion Resources, Inc.	300	10,554
Dover Corp.	100	2,828
Dow Chemical Co.	500	5,795
DTE Energy Co.	100	3,450
Duke Energy Corp.	700	10,605
Eaton Corp.	100	4,402
eBay, Inc. (a)	600	7,212
Ecolab, Inc.	100	3,396
Edison International, Inc.	200	6,514
El Paso Corp.	300	2,454
Electronic Arts, Inc. (a)	200	3,088
Eli Lilly & Co.	600	22,092
Embarq Corp.	100	3,572
EMC Corp. (a)	1,200	13,248
Emerson Electric Co.	500	16,350
ENSCO International, Inc.	100	2,736
Entergy Corp.	100	7,636
EOG Resources, Inc.	100	6,777
EQT Corp.	100	3,423
Equifax, Inc.	100	2,472
Equity Residential (REIT)	200	4,786
Estee Lauder Cos., Inc., Class A	100	2,625
Exelon Corp.	400	21,688
Expeditors International of Washington, Inc.	100	2,781
Express Scripts, Inc. (a)	100	5,376
Exxon Mobil Corp.	2,200	168,256
Family Dollar Stores, Inc.	100	2,777
Fastenal Co.	100	3,418
FedEx Corp.	200	10,188
Fifth Third Bancorp	300	717

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
FirstEnergy Corp.	200	$9,998
Fiserv, Inc. (a)	100	3,175
FLIR Systems, Inc. (a)	100	2,497
Fluor Corp.	100	3,890
FMC Technologies, Inc. (a)	100	2,959
Ford Motor Co. (a)	1,000	1,870
Forest Laboratories, Inc. (a)	200	5,008
Fortune Brands, Inc.	100	3,200
FPL Group, Inc.	200	10,310
Franklin Resources, Inc.	100	4,842
Freeport-McMoRan Copper & Gold, Inc. (a)	200	5,028
GameStop Corp., Class A (a)	100	2,478
Gap, Inc.	300	3,384
Genentech, Inc. (a)	300	24,372
General Dynamics Corp.	200	11,346
General Electric Co.	4,700	57,011
General Mills, Inc.	200	11,830
Genuine Parts Co.	100	3,202
Genzyme Corp. (a)	200	13,784
Gilead Sciences, Inc. (a)	500	25,385
Goldman Sachs Group, Inc.	200	16,146
Goodrich Corp.	100	3,866
Google, Inc., Class A (a)	100	33,853
Halliburton Co.	400	6,900
Harris Corp.	100	4,329
Hartford Financial Services Group, Inc.	200	2,632
Hasbro, Inc. (a)	100	2,413
HCP, Inc. (REIT)	100	2,334
Health Care REIT, Inc. (REIT)	100	3,781
Hershey Co.	100	3,728
Hess Corp.	100	5,561

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Hewlett-Packard Co.	1,200	$41,700
HJ Heinz Co.	200	7,300
Home Depot, Inc.	1,000	21,530
Honeywell International, Inc.	400	13,124
Hospira, Inc. (a)	100	2,490
Host Hotel & Resorts, Inc. (REIT)	300	1,614
H&R Block, Inc.	200	4,146
Hudson City Bancorp, Inc.	300	3,480
Humana, Inc. (a)	100	3,793
IBM Corp.	700	64,155
Illinois Tool Works, Inc.	200	6,532
Illumina, Inc. (a)	100	2,736
Intel Corp.	3,300	42,570
International Game Technology	200	2,120
International Paper Co.	200	1,824
Intuit, Inc. (a)	200	4,530
ITT Corp.	100	4,528
Jacobs Engineering Group, Inc. (a)	100	3,867
JM Smucker Co.	100	4,515
Johnson & Johnson	1,400	80,766
Johnson Controls, Inc.	300	3,753
Joy Global, Inc.	100	2,083
JPMorgan Chase & Co.	2,500	63,775
Juniper Networks, Inc. (a)	300	4,248
Kellogg Co.	200	8,738
KeyCorp.	300	2,184
Kimberly-Clark Corp.	200	10,294
Kla-Tencor Corp.	100	2,004
Kohl’s Corp. (a)	200	7,342
Kraft Foods, Inc., Class A	800	22,440
Kroger Co.	400	9,000

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
L-3 Communications Holdings, Inc.	100	$7,902
Laboratory Corp. of America Holdings (a)	100	5,920
Lam Research Corp. (a)	100	2,021
Legg Mason, Inc.	100	1,606
Liberty Media Corp. — Entertainment, Ser A (a)	300	5,505
Liberty Property Trust (REIT)	100	2,000
Life Technologies Corp. (a)	100	2,546
Linear Technology Corp.	100	2,342
Lockheed Martin Corp.	200	16,408
Loews Corp.	200	4,880
Lorillard, Inc.	100	5,946
Lowe’s Cos., Inc.	900	16,443
Marathon Oil Corp.	300	8,169
Marriott International, Inc., Class A	200	3,262
Marsh & McLennan Cos., Inc.	300	5,799
Masco Corp.	200	1,564
Mattel, Inc.	200	2,838
McAfee, Inc. (a)	100	3,049
McCormick & Co., Inc.	100	3,204
McDonald’s Corp.	700	40,614
McGraw-Hill Cos., Inc.	200	4,398
McKesson Corp.	200	8,840
MDU Resources Group, Inc.	100	1,989
Medco Health Solutions, Inc. (a)	300	13,479
Medtronic, Inc.	500	16,745
Merck & Co., Inc.	1,200	34,260
MetLife, Inc.	500	14,365
Microsoft Corp.	4,800	82,080
Molson Coors Brewing Co., Class B	100	4,027
Monsanto Co.	300	22,818
Moody’s Corp.	100	2,142

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Mosaic Co.	100	$3,567
Motorola, Inc.	1,300	5,759
Murphy Oil Corp.	100	4,418
NASDAQ OMX Group, Inc. (a)	100	2,182
National-Oilwell Varco, Inc. (a)	200	5,288
NetApp, Inc. (a)	200	2,966
New York Community Bancorp, Inc.	200	2,650
Newmont Mining Corp.	300	11,934
News Corp., Class A	1,100	7,029
News Corp., Class B	300	2,172
NIKE, Inc., Class B	200	9,050
NiSource, Inc.	200	1,936
Noble Energy, Inc.	100	4,893
Norfolk Southern Corp.	200	7,672
Northern Trust Corp.	100	5,752
Northrop Grumman Corp.	200	9,624
Northwest Equity Corp. (a)	2,836	16,558
NRG Energy, Inc. (a)	100	2,336
Nucor Corp.	200	8,158
NVIDIA Corp. (a)	300	2,385
NYSE Euronext	100	2,200
Occidental Petroleum Corp.	400	21,820
Omnicom Group, Inc.	200	5,178
ONEOK, Inc.	100	2,922
Oracle Corp. (a)	2,400	40,392
Owens-Illinois, Inc. (a)	100	1,900
PACCAR, Inc.	200	5,278
Pactiv Corp. (a)	100	2,162
Pall Corp.	100	2,607
Parker Hannifin Corp.	100	3,821
Paychex, Inc.	200	4,858

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Peabody Energy Corp.	100	$2,500
Pentair, Inc.	100	2,287
People’s United Financial, Inc.	200	3,272
Pepsi Bottling Group, Inc.	100	1,929
PepsiCo, Inc.	900	45,207
Pfizer, Inc.	3,300	48,114
PG&E Corp.	200	7,734
Pharmaceutical Product Development, Inc.	100	2,389
Philip Morris International, Inc.	1,200	44,580
Pinnacle West Capital Corp.	100	3,347
Pitney Bowes, Inc.	100	2,226
Plum Creek Timber Co., Inc. (REIT)	100	3,077
PNC Financial Services Group, Inc.	200	6,504
PPG Industries, Inc.	100	3,758
PPL Corp.	200	6,132
Praxair, Inc.	200	12,452
Precision Castparts Corp.	100	6,495
Principal Financial Group, Inc.	200	3,318
Procter & Gamble Co.	1,700	92,650
Progress Energy, Inc.	100	3,872
Progressive Corp. (a)	400	4,860
Prudential Financial, Inc.	200	5,150
Public Service Enterprise Group, Inc.	300	9,471
Public Storage (REIT)	100	6,187
QUALCOMM, Inc.	1,000	34,550
Quest Diagnostics, Inc.	100	4,935
Questar Corp.	100	3,398
Qwest Communications International, Inc.	900	2,898
Range Resources Corp.	100	3,584
Raytheon Co.	200	10,124
Regions Financial Corp.	400	1,384

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Republic Services, Inc.	200	$5,172
Reynolds American, Inc.	100	3,818
Rockwell Automation, Inc.	100	2,604
Rockwell Collins, Inc.	100	3,768
Rohm and Haas Co.	100	5,519
Ross Stores, Inc.	100	2,942
Safeway, Inc.	300	6,429
Salesforce.com, Inc. (a)	100	2,661
Sara Lee Corp.	400	4,012
SCANA Corp.	100	3,429
Schering-Plough Corp.	900	15,804
Sempra Energy	100	4,384
Sherwin-Williams Co.	100	4,775
Sigma-Aldrich Corp.	100	3,608
Simon Property Group, Inc. (REIT)	100	4,298
SLM Corp. (a)	300	3,435
Smith International, Inc.	100	2,270
Southern Co.	400	13,380
Southwestern Energy Co. (a)	200	6,330
Spectra Energy Corp.	300	4,353
Sprint Nextel Corp. (a)	1,600	3,888
St. Jude Medical, Inc. (a)	200	7,274
Staples, Inc.	400	6,376
Starbucks Corp. (a)	400	3,776
State Street Corp.	300	6,981
Stryker Corp.	200	8,448
Sunoco, Inc.	100	4,632
SunTrust Banks, Inc.	200	2,452
Symantec Corp. (a)	500	7,665
Synthes, Inc.	49	5,919
Sysco Corp.	400	8,916

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
T Rowe Price Group, Inc.	100	$2,758
Target Corp.	400	12,480
Texas Instruments, Inc.	800	11,960
Thermo Fisher Scientific, Inc. (a)	200	7,186
Tiffany & Co.	100	2,075
Tim Hortons, Inc.	100	2,457
Time Warner Cable, Inc. (a)	100	1,863
Time Warner, Inc.	2,100	19,593
TJX Cos., Inc.	200	3,884
Toll Brothers, Inc. (a)	100	1,702
Travelers Cos., Inc.	300	11,592
Union Pacific Corp.	300	13,137
United Parcel Service, Inc., Class B	400	16,996
United States Steel Corp.	100	3,003
United Technologies Corp.	400	19,196
UnitedHealth Group, Inc.	500	14,165
Unum Group	200	2,832
U.S. Bancorp	1,000	14,840
Valero Energy Corp.	200	4,824
Varian Medical Systems, Inc. (a)	100	3,713
Ventas, Inc. (REIT)	100	2,787
Verizon Communications, Inc.	1,700	50,779
Vertex Pharmaceuticals, Inc. (a)	100	3,305
Viacom, Inc., Class B (a)	300	4,425
Visa, Inc., Class A	300	14,805
Vornado Realty Trust (REIT)	100	5,081
Vulcan Materials Co.	100	4,946
Walgreen Co.	600	16,446
Wal-Mart Stores, Inc.	1,100	51,832
Walt Disney Co.	1,000	20,680
Waste Management, Inc.	300	9,357

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Waters Corp. (a)	100	$3,617
WellPoint, Inc. (a)	300	12,435
Wells Fargo & Co.	2,758	52,126
Western Union Co.	400	5,464
Weyerhaeuser Co.	100	2,734
Williams Cos., Inc.	300	4,245
Windstream Corp.	300	2,604
Wisconsin Energy Corp.	100	4,458
WR Berkley Corp.	100	2,648
Wyeth	800	34,376
Xcel Energy, Inc.	300	5,538
Xerox Corp.	500	3,320
Xilinx, Inc.	200	3,370
XTO Energy, Inc.	300	11,127
Yahoo!, Inc. (a)	800	9,384
Yum! Brands, Inc.	300	8,586
Zimmer Holdings, Inc. (a)	100	3,640
Zions Bancorporation	100	1,492

		3,908,402

Venezuela 0.1%
Corp. Industrial Carabobo CA	2,065	9,306

Total Common Stocks 37.1%		6,997,541

Investment Companies 2.5%
Luxembourg 0.0%
Julius Baer Multistock — Swiss Stock Fund	484	10,520

United States 2.5%
iShares iBoxx Investment Grade Corporate Bond Fund	3,800	379,316
iShares MSCI Emerging Markets Index Fund	3,890	88,031

		467,347

Total Investment Companies 2.5%		477,867

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Preferred Stocks 0.1%
Germany 0.1%
Fresenius SE	64	$3,547
Henkel AG & Co. KGaA	142	3,655
Porsche Automobil Holding SE	66	3,898
RWE AG	29	1,912
Volkswagen AG	84	4,174

Total Preferred Stocks 0.1%		17,186

Government Agency Obligations 1.1%
Federal Home Loan Mortgage Corp. ($100,000 par, 5.50% coupon, maturing 08/20/12)	111,144
Federal National Mortgage Association ($90,000 par, 4.88% coupon, maturing 05/18/12)	97,309

Total Government Agency Obligations 1.1%	208,453

Total Long-Term Investments 40.8%
(Cost $8,309,720)	7,701,047

Repurchase Agreements 55.9%
Banc of America Securities ($3,945,305 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 01/30/09, to be sold on 02/02/09 at $3,945,387)	3,945,305
Citigroup Global Markets, Inc. ($3,045,775 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.27%, dated 01/30/09, to be sold on 02/02/09 at $3,045,844)	3,045,775

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($3,156,244 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.26%, dated 01/30/09, to be sold on 02/02/09 at $3,156,312)	$3,156,244
State Street Bank & Trust Co. ($394,530 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 01/30/09, to be sold on 02/02/09 at $394,531)	394,530

Total Repurchase Agreements 55.9%
(Cost $10,541,854)	10,541,854

Total Investments 96.7%
(Cost $18,851,574)	18,242,901

Foreign Currency 0.0%
(Cost $10,656)	10,650

Other Assets in Excess of Liabilities 3.3%	619,504

Net Assets 100.0%	$18,873,055

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $3,031,108 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a) Non-income producing security.
REIT — Real Estate Investment Trust

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued
Forward Foreign Currency Contracts Outstanding as of January 31, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Long Contracts:
Australian Dollar 547,147 expiring 02/12/09	US $	$347,414	$(18,408)
Canadian Dollar 711,763 expiring 02/12/09	US $	580,378	166
Euro 1,676,106 expiring 02/12/09	US $	2,145,790	(71,948)
Hong Kong Dollar 1,030,892 expiring 02/12/09	US $	132,948	36
Japanese Yen 356,839,455 expiring 02/12/09	US $	3,972,803	(6,626)
Pound Sterling 391,703 expiring 02/12/09	US $	567,576	2,535
Singapore Dollar 92,689 expiring 02/12/09	US $	61,392	(384)
Swiss Franc 80,463 expiring 02/12/09	US $	69,379	(1,150)

			$(95,779)

Futures contracts outstanding as of January 31, 2009:

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts:
ASX SPI 200 Index, March 2009 (Current Notional Value of $55,486 per contract)	5	$(11,258)
Australian 10-Year TBond, March 2009 (Current Notional Value of $73,391 per contract)	9	(6,719)
DJ Euro Stoxx 50 Index, March 2009 (Current Notional Value of $28,540 per contract)	1	(3,407)
FTSE 100 Index, March 2009 (Current Notional Value of $59,475 per contract)	1	(4,588)
German Euro Bund, March 2009 (Current Notional Value of $156,683 per contract)	10	(38,428)

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts: (continued)
Hang Seng Index, February 2009 (Current Notional Value of $85,205 per contract)	1	$4,045
JGB 10-Year Bond, March 2009 (Current Notional Value of $154,672 per contract)	8	(4,215)
S&P EMINI 500 Index, March 2009 (Current Notional Value of $41,125 per contract)	27	(55,892)
S&P TSE 60 Index, March 2009 (Current Notional Value of $85,121 per contract)	6	(1,750)
S&P Midcap 400 EMINI Index, March 2009 (Current Notional Value of $49,730 per contract)	17	(15,454)
Topix Index, March 2009 (Current Notional Value of $87,939 per contract)	14	(108,317)
U.S. Treasury Notes 10-Year Futures, March 2009 (Current Notional Value of $122,672 per contract)	9	(43,661)
UK Long Gilt Bond, March 2009 (Current Notional Value of $170,165 per contract)	5	(30,153)

Total Long Contracts:	113	(319,797)

Short Contracts:
Govt of Canada Bond 10-Year Futures, March 2009 (Current Notional Value of $101,138 per contract)	4	8,968

Total Futures Contracts	117	$(310,829)

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets

Pharmaceuticals	$630,603	3.3%
Integrated Oil & Gas	599,830	3.2
Other	379,316	2.0
Diversified Banks	376,026	2.0
Integrated Telecommunication Services	329,567	1.8
Packaged Foods & Meats	246,585	1.3
Electric Utilities	232,132	1.2

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Government Agency Obligations	$208,453	1.1%
Multi-Utilities	188,243	1.0
Communications Equipment	162,088	0.9
Computer Hardware	161,370	0.9
Aerospace & Defense	157,604	0.8
Household Products	152,410	0.8
Systems Software	139,317	0.7
Tobacco	134,037	0.7
Biotechnology	132,351	0.7
Industrial Conglomerates	131,049	0.7
Multi-Line Insurance	122,985	0.7
Other Diversified Financial Services	120,430	0.6
Health Care Equipment	117,050	0.6
Soft Drinks	100,646	0.5
Wireless Telecommunication Services	88,412	0.5
Investment Companies	88,031	0.5
Hypermarkets & Super Centers	86,105	0.5
Oil & Gas Exploration & Production	81,791	0.4
Food Retail	81,442	0.4
Property & Casualty Insurance	79,334	0.4
Movies & Entertainment	78,348	0.4
Semiconductors	77,371	0.4
Automobile Manufacturers	71,410	0.4
Restaurants	69,264	0.4
Life & Health Insurance	67,601	0.4
Diversified Capital Markets	61,166	0.3
Diversified Chemicals	59,620	0.3

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Industrial Machinery	$57,228	0.3%
Oil & Gas Equipment & Services	54,040	0.3
Asset Management & Custody Banks	53,669	0.3
Internet Software & Services	50,449	0.3
Diversified Metals & Mining	50,261	0.3
Air Freight & Logistics	48,323	0.3
Data Processing & Outsourced Services	47,471	0.3
Home Improvement Retail	46,569	0.3
Application Software	44,919	0.2
Construction & Farm Machinery & Heavy Trucks	44,025	0.2
Health Care Services	43,665	0.2
Managed Health Care	43,165	0.2
Broadcasting & Cable TV	41,775	0.2
Heavy Electrical Equipment	41,646	0.2
Fertilizers & Agricultural Chemicals	41,228	0.2
Railroads	39,851	0.2
Drug Retail	37,950	0.2
Apparel, Accessories & Luxury Goods	37,406	0.2
Distillers & Vintners	36,209	0.2
Electrical Components & Equipment	35,908	0.2
Brewers	33,723	0.2
Publishing	33,483	0.2
Apparel Retail	33,180	0.2
Reinsurance	32,086	0.2
Industrial Gases	31,059	0.2
Construction & Engineering	30,152	0.2
Investment Banking & Brokerage	27,909	0.2

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Steel	$26,756	0.1%
Personal Products	23,386	0.1
Regional Banks	20,670	0.1
Environmental & Facilities Services	20,561	0.1
Specialty Chemicals	20,425	0.1
IT Consulting & Other Services	20,316	0.1
Health Care Distributors	20,002	0.1
General Merchandise Stores	19,528	0.1
Diversified Commercial & Professional Services	18,882	0.1
Hotels, Resorts & Cruise Lines	18,846	0.1
Diversified REIT’s	18,704	0.1
Construction Materials	18,147	0.1
Independent Power Producers & Energy Traders	17,688	0.1
Gas Utilities	17,619	0.1
Computer Storage & Peripherals	17,552	0.1
Department Stores	17,510	0.1
Semiconductor Equipment	17,420	0.1
Consumer Finance	16,641	0.1
Specialized Finance	16,133	0.1
Building Products	14,876	0.1
Consumer Electronics	14,618	0.1
Broadcasting — Diversified	13,084	0.1
Specialized REIT’s	13,045	0.1
Advertising	12,622	0.1
Agricultural Products	12,508	0.1
Insurance Brokers	11,980	0.1
Gold	11,934	0.1

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Internet Retail	$11,764	0.1%
Multi-Sector Holdings	11,258	0.1
Oil & Gas Storage & Transportation	11,052	0.1
Oil & Gas Drilling	10,913	0.1
Life Sciences Tools & Services	9,732	0.1
Oil & Gas Refining & Marketing	9,456	0.1
Thrifts & Mortgage Finance	9,402	0.1
Footwear	9,050	0.1
Food Distributors	8,916	0.1
Health Care Supplies	8,887	0.1
Electronic Equipment Manufacturers	8,728	0.1
Paper Products	8,539	0.1
Specialty Stores	8,451	0.0	*
Human Resource & Employment Services	8,399	0.0	*
Education Services	8,146	0.0	*
Computer & Electronics Retail	8,082	0.0	*
Metal & Glass Containers	7,896	0.0	*
Casinos & Gaming	7,347	0.0	*
Trading Companies & Distributors	7,203	0.0	*
Marine	7,171	0.0	*
Highways & Railtracks	6,644	0.0	*
Home Entertainment Software	5,716	0.0	*
Auto Parts & Equipment	5,441	0.0	*
Office Electronics	5,335	0.0	*
Leisure Products	5,251	0.0	*
Healthcare	5,121	0.0	*
Water Utilities	4,994	0.0	*

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Residential REIT’s	$4,786	0.0	*
Office Services & Supplies	4,649	0.0	*
Home Furnishing Retail	4,646	0.0	*
Mortgage REIT’s	4,542	0.0	*
Alternative Carriers	4,477	0.0	*
Tires & Rubber	4,432	0.0	*
Office	4,330	0.0	*
Retail REIT’s	4,298	0.0	*
Electronic Manufacturing Services	4,248	0.0	*
Specialized Consumer Services	4,146	0.0	*
Aluminum	3,895	0.0	*
Real Estate Management & Development	3,778	0.0	*
Automotive Retail	3,273	0.0	*
Distributors	3,202	0.0	*
Housewares & Specialties	3,200	0.0	*
Utility	2,815	0.0	*
Forest Products	2,734	0.0	*
Coal & Consumable Fuels	2,726	0.0	*
Airlines	2,206	0.0	*
Catalog Retail	2,090	0.0	*
Commodity Chemicals	2,050	0.0	*
Homebuilding	1,702	0.0	*
Industrial	1,612	0.0	*
Trucking	1,527	0.0	*

	$7,701,047	40.8%

*	Amount is less than 0.1%

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ■ January 31, 2009 (Unaudited) continued
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective December 29, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

- Level 1 —	quoted prices in active markets for identical investments
- Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

	Investments	Other
	in	Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$4,467,684	$(310,829)
Level 2 - Other Significant Observable Inputs	13,775,217	(95,779)
Level 3 - Significant Unobservable Inputs	-0-	-0-

Total	$18,242,901	$(406,608)

*	Other financial instruments include futures and forwards contracts.
Investments in securities listed on a U.S. exchange are valued at their last quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust II

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 19, 2009